Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Other payables and accruals

	2017	2018
	RMB	RMB

Accrued payroll	251,651	262,590
Accrued expenses	150,835	78,610
Advances from customers	1,182,840	1,035,090
Other payables	488,428	657,832
Other tax payables	296,336	389,483
Interest payable	96,502	236,552

	2,466,592	2,660,157